LEASE COMMITMENTS (Details) (USD $)	Dec. 31, 2013
Leases Operating [Line Items]
2014	$ 56,577
2015	16,519
2016	16,519
2017	16,519
2018	16,519
Over five years	247,785
Operating Leases, Future Minimum Payments Due, Total	370,438
Leasehold Rental [Member]
Leases Operating [Line Items]
2014	40,058
2015
2016
2017
2018
Over five years
Operating Leases, Future Minimum Payments Due, Total	40,058
Reservoir Rental [Member]
Leases Operating [Line Items]
2014	16,519
2015	16,519
2016	16,519
2017	16,519
2018	16,519
Over five years	247,785
Operating Leases, Future Minimum Payments Due, Total	$ 330,380